Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2021
Capital Requirements And Restriction On Retained Earnings [Abstract]
Actual Capital Levels and Minimum Required Capital Levels	The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2021 and 2020 were as follows:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2021
Total Risk Based Capital
Consolidated	$394,164	19.2%	$164,498	8.0%	n/a	n/a
Civista	338,383	16.5	164,483	8.0	$205,604	10.0%
Tier I Risk Based Capital
Consolidated	295,064	14.3	123,373	6.0	n/a	n/a
Civista	312,671	15.2	123,362	6.0	164,483	8.0
CET1 Risk Based Capital
Consolidated	265,637	12.9	92,530	4.5	n/a	n/a
Civista	312,671	15.2	92,522	4.5	133,642	6.5
Leverage
Consolidated	295,064	10.2	115,543	4.0	n/a	n/a
Civista	312,671	10.8	115,408	4.0	144,260	5.0
2020
Total Risk Based Capital
Consolidated	$307,504	16.0%	$153,810	8.0%	n/a	n/a
Civista	277,429	14.4	153,765	8.0	$192,206	10.0%
Tier I Risk Based Capital
Consolidated	283,459	14.7	115,358	6.0	n/a	n/a
Civista	252,304	13.1	115,323	6.0	153,765	8.0
CET1 Risk Based Capital
Consolidated	254,032	13.2	86,518	4.5	n/a	n/a
Civista	241,891	12.6	86,493	4.5	124,934	6.5
Leverage
Consolidated	283,459	10.8	105,279	4.0	n/a	n/a
Civista	252,304	9.6	105,029	4.0	131,286	5.0